Financial Instruments - Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 523,887	$ 585,543
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,654	30,832
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	293	3,449
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,361	27,383	$ 40,911
Recurring fair value measurement | Earnout liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,411	16,380
Recurring fair value measurement | Earnout liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earnout liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earnout liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,411	16,380	24,147
Recurring fair value measurement | Earn-in liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	782	9,079
Recurring fair value measurement | Earn-in liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earn-in liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Earn-in liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	782	9,079	13,384
Recurring fair value measurement | Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	461	5,373
Recurring fair value measurement | Warrant liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	293	3,449
Recurring fair value measurement | Warrant liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Recurring fair value measurement | Warrant liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 168	$ 1,924	$ 3,380